Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: June 10, 2022

Payment Date	6/15/2022
Collection Period Start	5/1/2022
Collection Period End	5/31/2022
Interest Period Start	5/16/2022
Interest Period End	6/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$246,466,618.46	$21,390,926.35	$225,075,692.11	0.510376	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$409,950,618.46	$21,390,926.35	$388,559,692.11

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$413,341,829.05	$391,950,902.70	0.288946
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$413,341,829.05	$391,950,902.70
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$246,466,618.46	1.60000%	30/360	$328,622.16
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$409,950,618.46			$563,235.05

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$413,341,829.05	$391,950,902.70
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$413,341,829.05	$391,950,902.70
Number of Receivable Outstanding	36,905	35,999
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	34	33

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,552,957.91
Principal Collections	$21,264,987.76
Liquidation Proceeds	$60,156.44
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,878,102.11
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,878,102.11

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$344,451.52	$344,451.52	$—	$—	$22,533,650.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,533,650.59
Interest - Class A-2 Notes	$—	$—	$—	$—	$22,533,650.59
Interest - Class A-3 Notes	$328,622.16	$328,622.16	$—	$—	$22,205,028.43
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$22,038,238.68
First Allocation of Principal	$—	$—	$—	$—	$22,038,238.68
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$22,018,004.22
Second Allocation of Principal	$—	$—	$—	$—	$22,018,004.22
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$21,995,621.97
Third Allocation of Principal	$4,435,715.76	$4,435,715.76	$—	$—	$17,559,906.21
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,534,699.78
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,970,699.78
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,970,699.78
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$579,489.19
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$579,489.19
Remaining Funds to Certificates	$579,489.19	$579,489.19	$—	$—	$—
Total	$22,878,102.11	$22,878,102.11	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$413,341,829.05	$391,950,902.70
Note Balance	$409,950,618.46	$388,559,692.11
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	11	$125,938.59
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	58	$60,156.44
Monthly Net Losses (Liquidation Proceeds)			$65,782.15
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.29%
Preceding Collection Period			(0.20)%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$1,282,433.09
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	68	$863,307.29
60-89 Days Delinquent	0.04%	10	$151,396.24
90-119 Days Delinquent	0.02%	7	$80,633.37
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.28%	85	$1,095,336.90

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		—	$—

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$232,029.61
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.08%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.10%	29	0.08%